Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Salaries and short-term employee benefits			$ 618	$ 483
Consultant fees			86	76
Share-based compensation costs			265	127
Post-employment benefits including defined contribution plan benefits of $14 in 2021 and $9 in 2020			28	27
Key management personnel compensation			997	713
Salaries and short-term employee benefits			508	491
Post-employment benefits including defined contribution plan benefits of $8 in 2021 and $11 in 2020			73	92
Share-based compensation costs			8	(104)
Other employees compensation			589	479
Cost of inventory used and services provided	$ 12	$ 12	41	874
Professional fees			1,367	929
Consulting fees			259	274
Insurance			444	432
Third-party research and development			449	74
Travel			38	41
Marketing services			105	29
Laboratory supplies			69
Other goods and services			75	50
Leasing costs			64	62
Gain on modification of building lease		(34)		(219)
Depreciation and amortization			72	146
Operating foreign exchange losses (gains)			46	(9)
Total operating expenses (note 11)	$ 2,713	$ 1,507	$ 4,615	$ 3,875